FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign currency risk (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2018 ZAR (R)	Dec. 31, 2020 USD ($) R / $	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2018 USD ($) R / $	Dec. 31, 2018 ZAR (R) R / $	May 31, 2018 ZAR (R)
Disclosure of risk management strategy related to hedge accounting [line items]
Contracts amount		R 3,836.2			R 6,042.6		R 6,317.3
Total (loss)/gain on financial instruments	R (2,450.3)	R (6,015.1)	R 1,704.1
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate | R / $		14.00		14.69	14.69	14.35	14.35
Currency risk | Forward contract
Disclosure of risk management strategy related to hedge accounting [line items]
Contracts amount | $						$ 12.1
Currency risk | Forward contract | Weighted average [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate | R / $						14.11	14.11
US$600 million RCF
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt				$ 600.0				R 600.0
US$350 million revolving credit facility
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt								R 350.0